Expense Example {- FundsManager 60% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 60% Portfolio	Apr. 30, 2021 USD ($)
VIP FundsManager 60% Portfolio-Service VIP
Expense Example:
1 year	$ 74
3 years	257
5 years	462
10 years	1,054
VIP FundsManager 60% Portfolio-Service 2 VIP
Expense Example:
1 year	89
3 years	305
5 years	544
10 years	$ 1,229